Property And Equipment And Intangible Assets - Additional Information (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 13,465	$ 7,144
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,000	100
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation	1,700	1,200
Amortization expense for internally developed software	$ 700	$ 200